Travel Accounts Payable - Schedule Of Travel Accounts Payables (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Deferred merchant bookings	$ 142,898	$ 76,603